Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events
15. Subsequent Events
The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2024, through the date the consolidated financial statements were issued to ensure that the consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements as of December 31, 2024, and events which occurred subsequently but were not recognized in the consolidated financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within the consolidated financial statements.